Net Loss per Share - Schedule of Earnings Per Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Gridsum Holding Inc.	¥ (521,325)	$ (75,824)	¥ (238,996)	¥ (98,574)
Net loss attributable to Gridsum's ordinary shareholders	¥ (521,325)	$ (75,824)	¥ (238,996)	¥ (128,289)
Denominator:
Weighted average number of ordinary shares outstanding, basic and diluted | shares	30,827,600	30,827,600	30,243,250	15,054,865
Net loss per share attributable to Gridsum's ordinary shareholders-Basic and diluted | (per share)	¥ (16.91)	$ (2.46)	¥ (7.90)	¥ (8.52)
Convertible Redeemable Series A Preferred Shares
Numerator:
Accretion to convertible redeemable preferred share redemption value				¥ (1,033)
Cumulative dividend to convertible redeemable preferred shareholders				(2,571)
Convertible Redeemable Series A-1 Preferred Shares
Numerator:
Accretion to convertible redeemable preferred share redemption value				(830)
Cumulative dividend to convertible redeemable preferred shareholders				(1,837)
Convertible Redeemable Series B Preferred Shares
Numerator:
Accretion to convertible redeemable preferred share redemption value				(6,573)
Cumulative dividend to convertible redeemable preferred shareholders				(8,582)
Convertible Redeemable Series C Preferred Shares
Numerator:
Accretion to convertible redeemable preferred share redemption value				¥ (8,289)